EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 21, 2011	Dec. 31, 2012
Outstanding, Amount of options		5,187,146
Granted, Amount of options	934,970	432,805
Exercised, Amount of options		(1,244,679)
Expired and forfeited, Amount of options		(154,463)
Outstanding, Amount of options		4,220,809
Exercisable, Amount of options		2,954,488
Outstanding, Weighted average exercise price		$ 1.97
Granted, Weighted average exercise price		$ 3.84
Exercised, Weighted average exercise price		$ 1.68
Expired and forfeited, Weighted average exercise price		$ 2.5
Outstanding , Weighted average exercise price		$ 2.21
Exercisable, Weighted average exercise price		$ 1.88
Outstanding, Weighted average remaining contractual life (in years)		4 years 6 months 22 days
Outstanding, Weighted average remaining contractual life (in years)		3 years 10 months 28 days
Exercisable, Weighted average remaining contractual life (in years)		3 years 4 months 6 days
Outstanding, Aggregate intrinsic value		$ 9,405
Outstanding, Aggregate intrinsic value		7,562
Exercisable, Aggregate intrinsic value		$ 6,265